Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Oct. 30, 2015
Supplement [Text Block]	nit1_SupplementTextBlock
NUVEEN NWQ GLOBAL EQUITY FUND

SUPPLEMENT DATED MAY 26, 2016

TO THE PROSPECTUS AND SUMMARY PROSPECTUS

DATED OCTOBER 30, 2015

Effective August 1, 2016, the fund’s name will change from “Nuveen NWQ Global Equity Fund” to “Nuveen NWQ Global All-Cap Fund.”

Nuveen NWQ Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1_SupplementTextBlock
NUVEEN NWQ GLOBAL EQUITY FUND

SUPPLEMENT DATED MAY 26, 2016

TO THE PROSPECTUS AND SUMMARY PROSPECTUS

DATED OCTOBER 30, 2015

Effective August 1, 2016, the fund’s name will change from “Nuveen NWQ Global Equity Fund” to “Nuveen NWQ Global All-Cap Fund.”